CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income (loss)	$ 19,915	$ (52,443)
Adjustments to reconcile net income (loss) to net cash flows used in operating activities:
Gain on servicing asset, net	(32,637)	(22,083)
Gain on sale of loans, net	(140,353)	(50,343)
Gain on sale of digital assets	(10,381)	(4,689)
Income (loss) from fund and equity method investments	(3,466)	8,189
Amortization of deferred financing costs	1,035	330
Amortization of internally developed software	17,113	19,384
Impairment of internally developed software costs	8,591	0
Impairment of digital assets	5,859	572
Other asset impairment charge	4,970	0
Services exchanged for issuance of warrants	6,584	0
Noncash dissolution of subsidiary	0	402
Stock-based compensation expense	38,726	13,450
Losses on repurchased loans	8,218	10,148
Net change in operating assets and liabilities:
Proceeds from loan sales, net of repurchases	4,782,838	3,297,216
Originations of loans held for sale	(3,164,966)	(1,981,195)
Purchases of loans held for sale	(1,974,701)	(1,541,757)
Principal payments on loans held for sale	422,910	315,274
Purchases of marketable securities	(141,557)	(42,061)
Proceeds from sale of marketable securities	872	602
Principal payments on marketable securities	15,347	3,882
Accounts receivable, net	(3,697)	(7,102)
Other assets	(11,382)	7,741
Accounts payable and accrued liabilities	17,078	(1,459)
Lease liability	(2,931)	(2,926)
Net cash used in operating activities	(136,015)	(28,868)
Investing activities:
Capitalization of internally developed software costs	(16,628)	(17,262)
Investment in fund	(3,314)	0
Purchases of digital assets	(26,785)	(817)
Proceeds from sales of digital assets	16,092	0
Loan receivable issued to related parties	(2,030)	(4,028)
Payment on note receivable from related parties	809	0
Sale of internally developed software	1,000	0
Net cash used in investing activities	(30,856)	(22,107)
Financing activities:
Proceeds from debt	4,623,817	2,781,230
Principal payments on debt	(4,438,785)	(2,768,598)
Payments of deferred financing costs	(2,083)	(616)
Payables due to third-party loan owners	81,881	52,974
Proceeds from issuance of preferred stock	73,292	0
Issuance costs of preferred stock	(1,517)	0
Proceeds from note payable, related party	0	10,000
Repayment of note payable, related party	0	(10,000)
Distributions to shareholders	(2,765)	0
Dividends and redemptions from the REIT	(42)	(345)
External noncontrolling interest in fund	290	0
Common stock repurchase and retirement	(1,001)	0
Proceeds from exercises of stock options	3,037	1,143
Net cash provided by financing activities	336,124	65,788
Net increase in cash, cash equivalents, and restricted cash	169,253	14,813
Cash, cash equivalents, and restricted cash, beginning of year	175,780	160,967
Cash, cash equivalents, and restricted cash, end of year	345,033	175,780
Supplemental Cash Flow Information
Cash paid during the period for interest	55,107	44,833
Cash paid during the period for income taxes	48	30
Supplemental disclosures of non-cash investing and financing activities
Stock-based compensation included in capitalized internally developed software	530	0
Contribution from related party	1,500	0
Distribution of noncontrolling interest in fund	25	0
Distributions from Onshore Solana Fund	547	0
Transfers from held for investment to held for sale	58,835	53,241
Transfers from held for sale to held for investment	0	22,279
Other capital contributions	2,958	0
Other capital charges	4,970	0
Noncash dissolution of subsidiary	$ 0	$ 399